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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-09911

Hussman Investment Trust
(Exact name of registrant as specified in charter)

6021 University Boulevard, Suite 490 Ellicott City, Maryland	21043
(Address of principal executive offices)	(Zip code)

John F. Splain

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
(Name and address of agent for service)

Registrant's telephone number, including area code:	(513) 587-3400

Date of fiscal year end:	June 30, 2020

Date of reporting period:	September 30, 2019

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

HUSSMAN STRATEGIC GROWTH FUND
SCHEDULE OF INVESTMENTS
September 30, 2019 (Unaudited)

COMMON STOCKS - 105.4%	Shares	Value
Communication Services - 14.4%
Diversified Telecommunication Services - 1.1%
Verizon Communications, Inc.	50,000	$3,018,000

Entertainment - 2.5%
AMC Entertainment Holdings, Inc. - Class A	125,000	1,337,500
Viacom, Inc. - Class B	100,000	2,403,000
Walt Disney Company (The)	25,000	3,258,000
		6,998,500
Interactive Media & Services - 0.3%
Momo, Inc. - ADR	25,000	774,500

Media - 9.8%
AMC Networks, Inc. - Class A (a)	60,000	2,949,600
Comcast Corporation - Class A	100,000	4,508,000
Discovery, Inc. - Series A (a)	75,000	1,997,250
Gray Television, Inc. (a)	225,000	3,672,000
Interpublic Group of Companies, Inc. (The)	35,000	754,600
Meredith Corporation	35,000	1,283,100
Nexstar Media Group, Inc. - Class A	35,000	3,580,850
Omnicom Group, Inc.	30,000	2,349,000
Sirius XM Holdings, Inc.	600,000	3,753,000
TEGNA, Inc.	175,000	2,717,750
		27,565,150
Wireless Telecommunication Services - 0.7%
United States Cellular Corporation (a)	50,000	1,879,000

Consumer Discretionary - 19.1%
Auto Components - 1.2%
Gentex Corporation	125,000	3,441,875

Diversified Consumer Services - 0.6%
H&R Block, Inc.	35,000	826,700
Strategic Education, Inc.	5,000	679,400
		1,506,100
Hotels, Restaurants & Leisure - 3.8%
Brinker International, Inc.	50,000	2,133,500
Dave & Buster's Entertainment, Inc.	25,000	973,750

HUSSMAN STRATEGIC GROWTH FUND
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 105.4% (continued)	Shares	Value
Consumer Discretionary - 19.1% (continued)
Hotels, Restaurants & Leisure - 3.8% (continued)
Dunkin' Brands Group, Inc.	50,000	$3,968,000
Starbucks Corporation	40,000	3,536,800
		10,612,050
Household Durables - 0.8%
iRobot Corporation (a)	35,000	2,158,450

Internet & Direct Marketing Retail - 0.5%
Shutterstock, Inc. (a)	35,000	1,264,200

Leisure Equipment & Products - 0.7%
Malibu Boats, Inc. - Class A (a)	65,000	1,994,200

Multiline Retail - 2.1%
Kohl's Corporation	50,000	2,483,000
Macy's, Inc.	50,000	777,000
Target Corporation	25,000	2,672,750
		5,932,750
Specialty Retail - 9.2%
American Eagle Outfitters, Inc.	125,000	2,027,500
Chico's FAS, Inc.	200,000	806,000
Designer Brands, Inc. - Class A	50,000	856,000
Dick's Sporting Goods, Inc.	85,000	3,468,850
Express, Inc. (a)	200,000	688,000
Group 1 Automotive, Inc.	15,000	1,384,650
Hibbett Sports, Inc. (a)	50,000	1,145,000
Home Depot, Inc. (The)	5,000	1,160,100
Murphy USA, Inc. (a)	35,000	2,985,500
Sally Beauty Holdings, Inc. (a)	100,000	1,489,000
Sleep Number Corporation (a)	35,000	1,446,200
Tile Shop Holdings, Inc.	75,000	239,250
Ulta Beauty, Inc. (a)	10,000	2,506,500
Urban Outfitters, Inc. (a)	50,000	1,404,500
Williams-Sonoma, Inc.	60,000	4,078,800
		25,685,850
Textiles, Apparel & Luxury Goods - 0.2%
Under Armour, Inc. - Class C (a)	35,000	634,550

HUSSMAN STRATEGIC GROWTH FUND
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 105.4% (continued)	Shares	Value
Consumer Staples - 6.3%
Food & Staples Retailing - 2.3%
Kroger Company (The)	50,000	$1,289,000
Sprouts Farmers Market, Inc. (a)	125,000	2,417,500
Walgreens Boots Alliance, Inc.	50,000	2,765,500
		6,472,000
Food Products - 4.0%
B&G Foods, Inc.	35,000	661,850
Campbell Soup Company	35,000	1,642,200
Flowers Foods, Inc.	50,000	1,156,500
General Mills, Inc.	60,000	3,307,200
J.M. Smucker Company (The)	25,000	2,750,500
Kellogg Company	25,000	1,608,750
		11,127,000
Energy - 1.8%
Oil, Gas & Consumable Fuels - 1.8%
Cosan Ltd. - Class A (a)	100,000	1,490,000
Sunoco, L.P.	50,000	1,572,500
World Fuel Services Corporation	50,000	1,997,000
		5,059,500
Financials - 7.2%
Banks - 0.8%
Signature Bank	20,000	2,384,400

Consumer Finance - 4.2%
American Express Company	25,000	2,957,000
Discover Financial Services	50,000	4,054,500
Nelnet, Inc. - Class A	20,000	1,272,000
Synchrony Financial	100,000	3,409,000
		11,692,500
Insurance - 2.2%
Aflac, Inc.	35,000	1,831,200
Allstate Corporation (The)	10,000	1,086,800
Principal Financial Group, Inc.	35,000	1,999,900
Progressive Corporation (The)	15,000	1,158,750
		6,076,650
Health Care - 13.3%
Biotechnology - 5.0%
Alexion Pharmaceuticals, Inc. (a)	10,000	979,400
Amgen, Inc.	5,000	967,550
Arena Pharmaceuticals, Inc. (a)	25,000	1,144,250

HUSSMAN STRATEGIC GROWTH FUND
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 105.4% (continued)	Shares	Value
Health Care - 13.3% (continued)
Biotechnology - 5.0% (continued)
Biogen, Inc. (a)	7,500	$1,746,150
Celgene Corporation (a)	40,000	3,972,000
Exelixis, Inc. (a)	100,000	1,768,500
Invitae Corporation (a)	60,000	1,156,200
Regeneron Pharmaceuticals, Inc. (a)	5,000	1,387,000
United Therapeutics Corporation (a)	10,000	797,500
		13,918,550
Health Care Equipment & Supplies - 2.6%
Cardiovascular Systems, Inc. (a)	39,768	1,889,775
Inogen, Inc. (a)	15,000	718,650
Lantheus Holdings, Inc. (a)	150,000	3,759,750
NuVasive, Inc. (a)	15,000	950,700
		7,318,875
Health Care Providers & Services - 1.4%
Centene Corporation (a)	20,000	865,200
Henry Schein, Inc. (a)	50,000	3,175,000
		4,040,200
Health Care Technology - 0.4%
Cerner Corporation	15,000	1,022,550

Life Sciences Tools & Services - 2.0%
10X Genomics, Inc. - Class A (a)	50,000	2,520,000
Luminex Corporation	50,000	1,032,500
NeoGenomics, Inc. (a)	100,000	1,912,000
		5,464,500
Pharmaceuticals - 1.9%
ANI Pharmaceuticals, Inc. (a)	35,000	2,550,800
Corcept Therapeutics, Inc. (a)	58,796	831,082
Johnson & Johnson	10,000	1,293,800
Supernus Pharmaceuticals, Inc. (a)	25,000	687,000
		5,362,682
Industrials - 10.3%
Air Freight & Logistics - 0.4%
United Parcel Service, Inc. - Class B	10,000	1,198,200

Airlines - 1.0%
Allegiant Travel Company	10,000	1,496,600
Spirit Airlines, Inc. (a)	35,000	1,270,500
		2,767,100

HUSSMAN STRATEGIC GROWTH FUND
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 105.4% (continued)	Shares	Value
Industrials - 10.3% (continued)
Building Products - 1.1%
Allegion plc	30,000	$3,109,500

Commercial Services & Supplies - 1.9%
Covanta Holding Corporation	75,000	1,296,750
Steelcase, Inc. - Class A	150,000	2,760,000
Tetra Tech, Inc.	15,000	1,301,400
		5,358,150
Construction & Engineering - 1.0%
Quanta Services, Inc.	75,000	2,835,000

Electrical Equipment - 1.8%
Atkore International Group, Inc. (a)	35,000	1,062,250
Generac Holdings, Inc. (a)	50,000	3,917,000
		4,979,250
Machinery - 0.8%
Allison Transmission Holdings, Inc.	50,000	2,352,500

Marine - 0.9%
Matson, Inc.	35,000	1,312,850
Seaspan Corporation	100,000	1,063,000
		2,375,850
Trading Companies & Distributors - 1.4%
Aircastle Ltd.	100,000	2,243,000
Fastenal Company	50,000	1,633,500
		3,876,500
Information Technology - 20.4%
Communications Equipment - 3.4%
Ciena Corporation (a)	100,000	3,923,000
F5 Networks, Inc. (a)	10,000	1,404,200
Ubiquiti, Inc.	20,000	2,365,200
ViaSat, Inc. (a)	25,000	1,883,000
		9,575,400
Electronic Equipment, Instruments & Components - 2.2%
Fabrinet (a)	50,000	2,615,000
ScanSource, Inc. (a)	50,000	1,527,500
Tech Data Corporation (a)	10,000	1,042,400
Zebra Technologies Corporation - Class A (a)	5,000	1,031,850
		6,216,750

HUSSMAN STRATEGIC GROWTH FUND
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 105.4% (continued)	Shares	Value
Information Technology - 20.4% (continued)
IT Services - 3.2%
21Vianet Group, Inc. - ADR (a)	75,000	$571,500
Akamai Technologies, Inc. (a)	40,000	3,655,200
Cognizant Technology Solutions Corporation - Class A	10,000	602,650
Genpact Ltd.	25,000	968,750
NIC, Inc.	150,000	3,097,500
		8,895,600
Semiconductors & Semiconductor Equipment - 10.1%
Broadcom, Inc.	5,000	1,380,350
Canadian Solar, Inc. (a)	175,000	3,304,000
Cirrus Logic, Inc. (a)	35,000	1,875,300
Enphase Energy, Inc. (a)	50,000	1,111,500
First Solar, Inc. (a)	50,000	2,900,500
FormFactor, Inc. (a)	25,000	466,125
Intel Corporation	35,000	1,803,550
JinkoSolar Holding Company Ltd. - ADR (a)	150,000	2,392,500
Lam Research Corporation	10,000	2,311,100
SolarEdge Technologies, Inc. (a)	60,000	5,023,200
SunPower Corporation (a)	175,000	1,919,750
Xperi Corporation	175,000	3,619,000
		28,106,875
Software - 1.5%
FireEye, Inc. (a)	50,000	667,000
Oracle Corporation	25,000	1,375,750
VMware, Inc. - Class A	15,000	2,250,900
		4,293,650
Materials - 9.8%
Chemicals - 0.4%
CF Industries Holdings, Inc.	25,000	1,230,000

Containers & Packaging - 1.0%
Crown Holdings, Inc. (a)	40,000	2,642,400

Metals & Mining - 8.4%
Agnico Eagle Mines Ltd.	100,000	5,361,000
AngloGold Ashanti Ltd. - ADR	100,000	1,827,000
Barrick Gold Corporation	453,200	7,853,956
Newmont Goldcorp Corporation	175,000	6,636,000

HUSSMAN STRATEGIC GROWTH FUND
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 105.4% (continued)	Shares	Value
Materials - 9.8% (continued)
Metals & Mining - 8.4% (continued)
Royal Gold, Inc.	15,000	$1,848,150
		23,526,106
Real Estate - 1.1%
Equity Real Estate Investment Trusts (REITs) - 1.1%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	100,000	2,915,000

Utilities - 1.7%
Electric Utilities - 0.4%
Exelon Corporation	25,000	1,207,750

Independent Power and Renewable Electricity Producers - 1.3%
AES Corporation	100,000	1,634,000
Pattern Energy Group, Inc. - Class A	75,000	2,019,750
		3,653,750

Total Common Stocks (Cost $292,920,025)		$294,519,913

EXCHANGE-TRADED PUT OPTION CONTRACTS - 2.0%	Contracts	Notional Amount	Value
Nasdaq 100 Index Option, 11/15/2019 at $7,800	25	$19,373,623	$557,000
Russell 2000 Index Option, 11/15/2019 at $1,500	400	60,934,920	1,252,000
S&P 500 Index Option, 11/15/2019 at $2,950	700	208,371,800	3,689,000
Total Put Option Contracts (Cost $4,852,501)		$288,680,343	$5,498,000

Total Investments at Value - 107.4% (Cost $297,772,526)			$300,017,913

HUSSMAN STRATEGIC GROWTH FUND
SCHEDULE OF INVESTMENTS (continued)

MONEY MARKET FUNDS - 58.0%	Shares	Value
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Class, 1.79% (b) (Cost $162,013,274)	162,013,274	$162,013,274

Total Investments and Money Market Funds at Value - 165.4% (Cost $459,785,800)		$462,031,187

Written Call Option Contracts - (64.4%)		(179,958,025)

Liabilities in Excess of Other Assets - (1.0%)		(2,721,476)

Net Assets - 100.0%		$279,351,686

ADR - American Depositary Receipt.

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of September 30, 2019.

The average monthly notional value of exchange-traded put option contracts during the period ended September 30, 2019 was $295,289,866.

See accompanying notes to Schedules of Investments.

HUSSMAN STRATEGIC GROWTH FUND
SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS
September 30, 2019 (Unaudited)

EXCHANGE-TRADED WRITTEN CALL OPTION CONTRACTS	Contracts	Notional Amount	Strike Price	Expiration Date	Value of Options
Call Option Contracts
Nasdaq 100 Index Option	25	$19,373,623	$4,000	12/20/2019	$9,368,925
Russell 2000 Index Option	400	60,934,920	700	12/20/2019	32,834,000
S&P 500 Index Option	700	208,371,800	1,000	12/20/2019	137,755,100
Total Written Call Option Contracts (Premiums received $175,940,610)		$288,680,343			$179,958,025

The average monthly notional value of exchange-traded written call option contracts during the period ended September 30, 2019 was $295,289,866.

See accompanying notes to Schedules of Investments.

HUSSMAN STRATEGIC ALLOCATION FUND
SCHEDULE OF INVESTMENTS
September 30, 2019 (Unaudited)

COMMON STOCKS - 48.0%	Shares	Value
Communication Services - 5.3%
Diversified Telecommunication Services - 2.2%
AT&T, Inc.	2,000	$75,680
Verizon Communications, Inc.	1,250	75,450
		151,130
Entertainment - 1.3%
Walt Disney Company (The)	700	91,224

Media - 1.8%
Comcast Corporation - Class A	2,000	90,160
Omnicom Group, Inc.	500	39,150
		129,310
Consumer Discretionary - 4.2%
Hotels, Restaurants & Leisure - 2.1%
Dunkin' Brands Group, Inc.	750	59,520
Starbucks Corporation	1,000	88,420
		147,940
Internet & Direct Marketing Retail - 0.6%
eBay, Inc.	1,000	38,980

Specialty Retail - 1.5%
Murphy USA, Inc. (a)	500	42,650
Ulta Beauty, Inc. (a)	250	62,662
		105,312
Consumer Staples - 2.4%
Food Products - 2.4%
General Mills, Inc.	1,500	82,680
J.M. Smucker Company (The)	750	82,515
		165,195
Financials - 5.9%
Consumer Finance - 3.2%
American Express Company	500	59,140
Discover Financial Services	1,150	93,253
Synchrony Financial	2,000	68,180
		220,573
Insurance - 2.7%
Aflac, Inc.	1,000	52,320
Allstate Corporation (The)	750	81,510
Principal Financial Group, Inc.	1,000	57,140
		190,970

HUSSMAN STRATEGIC ALLOCATION FUND
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 48.0% (continued)	Shares	Value
Health Care - 9.2%
Biotechnology - 3.3%
Alexion Pharmaceuticals, Inc. (a)	500	$48,970
Amgen, Inc.	250	48,378
Arena Pharmaceuticals, Inc. (a)	750	34,327
Exelixis, Inc. (a)	2,000	35,370
Vericel Corporation (a)	4,000	60,560
		227,605
Health Care Equipment & Supplies - 1.1%
Lantheus Holdings, Inc. (a)	3,000	75,195

Health Care Providers & Services - 1.0%
McKesson Corporation	500	68,330

Life Sciences Tools & Services - 1.6%
10X Genomics, Inc. - Class A (a)	1,500	75,600
Charles River Laboratories International, Inc. (a)	250	33,092
		108,692
Pharmaceuticals - 2.2%
ANI Pharmaceuticals, Inc. (a)	500	36,440
Corcept Therapeutics, Inc. (a)	2,500	35,338
Johnson & Johnson	650	84,097
		155,875
Industrials - 2.8%
Airlines - 0.5%
Allegiant Travel Company	250	37,415

Building Products - 0.7%
Allegion plc	500	51,825

Electrical Equipment - 0.6%
Generac Holdings, Inc. (a)	500	39,170

Trading Companies & Distributors - 1.0%
Aircastle Ltd.	1,500	33,645
Fastenal Company	1,000	32,670
		66,315
Information Technology - 12.1%
Communications Equipment - 1.3%
Ciena Corporation (a)	2,250	88,268

HUSSMAN STRATEGIC ALLOCATION FUND
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 48.0% (continued)	Shares	Value
Information Technology - 12.1% (continued)
Electronic Equipment, Instruments & Components - 1.7%
Fabrinet (a)	1,250	$65,375
Tech Data Corporation (a)	500	52,120
		117,495
Semiconductors & Semiconductor Equipment - 7.0%
Broadcom, Inc.	250	69,017
Canadian Solar, Inc. (a)	3,000	56,640
First Solar, Inc. (a)	750	43,508
FormFactor, Inc. (a)	1,000	18,645
Impinj, Inc. (a)	1,000	30,830
Intel Corporation	1,000	51,530
QUALCOMM, Inc.	750	57,210
SolarEdge Technologies, Inc. (a)	750	62,790
SunPower Corporation (a)	2,500	27,425
Xperi Corporation	3,500	72,380
		489,975
Software - 2.1%
Oracle Corporation	1,250	68,787
VMware, Inc. - Class A	500	75,030
		143,817
Materials - 4.5%
Metals & Mining - 4.5%
Agnico Eagle Mines Ltd.	1,500	80,415
AngloGold Ashanti Ltd. - ADR	1,500	27,405
Barrick Gold Corporation	5,000	86,650
Newmont Goldcorp Corporation	2,250	85,320
Royal Gold, Inc.	250	30,803
		310,593
Utilities - 1.6%
Electric Utilities - 1.0%
PPL Corporation	2,250	70,853

Independent Power and Renewable Electricity Producers - 0.6%
AES Corporation	2,500	40,850

Total Common Stocks (Cost $3,356,619)		$3,332,907

HUSSMAN STRATEGIC ALLOCATION FUND
SCHEDULE OF INVESTMENTS (continued)

U.S. TREASURY OBLIGATIONS - 42.8%	Par Value	Value
U.S. Treasury Bills (b) - 28.5%
1.87%, due 02/27/2020	$1,000,000	$992,602
1.72%, due 08/13/2020	1,000,000	984,821
		1,977,423
U.S. Treasury Notes - 14.3%
1.50%, due 08/31/2021	1,000,000	997,070

Total U.S. Treasury Obligations (Cost $2,976,027)		$2,974,493

EXCHANGE-TRADED PUT OPTION CONTRACTS - 1.3%	Contracts	Notional Amount	Value
Russell 2000 Index Option, 12/20/2019 at $1,550	5	$761,687	$32,950
S&P 500 Index Option, 12/20/2019 at $2,950	6	1,786,044	46,500
S&P 500 Index Option, 12/20/2019 at $3,000	1	297,674	9,500
Total Put Option Contracts (Cost $94,454)		$2,845,405	$88,950

Total Investments at Value - 92.1% (Cost $6,427,100)			$6,396,350

HUSSMAN STRATEGIC ALLOCATION FUND
SCHEDULE OF INVESTMENTS (continued)

MONEY MARKET FUNDS - 8.7%	Shares	Value
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Class, 1.79% (c) (Cost $606,193)	606,193	$606,193

Total Investments and Money Market Funds at Value - 100.8% (Cost $7,033,293)		$7,002,543

Written Call Option Contracts - (1.3%)		(89,700)

Other Assets in Excess of Liabilities - 0.5%		34,201

Net Assets - 100.0%		$6,947,044

ADR - American Depositary Receipt.

(a)	Non-income producing security.
(b)	Rate shown is the annualized yield at time of purchase, not a coupon rate.
(c)	The rate shown is the 7-day effective yield as of September 30, 2019.

The average monthly notional value of exchange-traded put option contracts during the period ended September 30, 2019 was $1,436,212.

See accompanying notes to Schedules of Investments.

HUSSMAN STRATEGIC ALLOCATION FUND
SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS
September 30, 2019 (Unaudited)

WRITTEN CALL EXCHANGE-TRADED OPTION CONTRACTS	Contracts	Notional Amount	Strike Price	Expiration Date	Value of Options
Call Option Contracts
Russell 2000 Index Option	5	$761,687	$1,550	12/20/2019	$20,200
S&P 500 Index Option	6	1,786,044	2,950	12/20/2019	62,340
S&P 500 Index Option	1	297,674	3,000	12/20/2019	7,160
Total Written Call Option Contracts (Premiums received $101,137)		$2,845,405			$89,700

The average monthly notional value of exchange-traded written call option contracts during the period ended September 30, 2019 was $948,468.

See accompanying notes to Schedules of Investments.

HUSSMAN STRATEGIC TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS
September 30, 2019 (Unaudited)

COMMON STOCKS - 20.8%	Shares	Value
Energy - 3.5%
Energy Equipment & Services - 1.3%
Halliburton Company	35,000	$659,750
Helmerich & Payne, Inc.	25,000	1,001,750
Schlumberger Ltd.	35,000	1,195,950
		2,857,450
Oil, Gas & Consumable Fuels - 2.2%
Cheniere Energy Partners, L.P.	20,000	909,600
CNX Midstream Partners, L.P.	60,000	846,000
NuStar Energy, L.P.	31,000	877,920
ONEOK, Inc.	985	72,585
PBF Energy, Inc. - Class A	35,000	951,650
Valero Energy Corporation	15,000	1,278,600
Williams Companies, Inc. (The)	1,293	31,109
		4,967,464
Materials - 15.8%
Metals & Mining - 15.8%
Agnico Eagle Mines Ltd.	100,000	5,361,000
Alamos Gold, Inc. - Class A	150,000	870,000
AngloGold Ashanti Ltd. - ADR	150,000	2,740,500
B2Gold Corporation (a)	200,000	646,000
Barrick Gold Corporation	350,000	6,065,500
Coeur Mining, Inc. (a)	25,000	120,250
Compania de Minas Buenaventura S.A.A. - ADR	75,000	1,138,500
Kinross Gold Corporation (a)	500,000	2,300,000
Newmont Goldcorp Corporation	160,000	6,067,200
Novagold Resources, Inc. (a)	100,000	607,000
Pan American Silver Corporation	55,000	862,400
Royal Gold, Inc.	30,000	3,696,300
Sibanye Gold Ltd. - ADR (a)	181,900	982,260
Wheaton Precious Metals Corporation	100,000	2,624,000
Yamana Gold, Inc.	400,000	1,272,000
		35,352,910
Utilities - 1.5%
Electric Utilities - 1.1%
American Electric Power Company, Inc.	1,000	93,690
Duke Energy Corporation	5,000	479,300
Edison International	5,000	377,100

HUSSMAN STRATEGIC TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 20.8% (continued)	Shares	Value
Utilities - 1.5% (continued)
Electric Utilities - 1.1% (continued)
Entergy Corporation	1,000	$117,360
Exelon Corporation	5,000	241,550
FirstEnergy Corporation	1,000	48,230
NextEra Energy, Inc.	1,000	232,990
Pinnacle West Capital Corporation	1,000	97,070
PPL Corporation	15,000	472,350
Southern Company (The)	5,000	308,850
		2,468,490
Independent Power and Renewable Electricity Producers - 0.2%
AES Corporation	25,000	408,500

Multi-Utilities - 0.2%
Ameren Corporation	1,000	80,050
Dominion Energy, Inc.	1,669	135,256
DTE Energy Company	1,000	132,960
Public Service Enterprise Group, Inc.	1,000	62,080
		410,346

Total Common Stocks (Cost $42,228,674)		$46,465,160

U.S. TREASURY OBLIGATIONS - 72.3%	Par Value	Value
U.S. Treasury Inflation-Protected Notes - 6.5%
2.50%, due 01/15/2029	$11,949,600	$14,429,779

U.S. Treasury Notes - 65.8%
1.50%, due 08/31/2021	20,000,000	19,943,750
1.75%, due 06/15/2022	10,000,000	10,046,484
1.50%, due 08/15/2022	25,000,000	24,945,801
2.00%, due 05/31/2024	25,000,000	25,501,953
2.125%, due 05/31/2026	10,000,000	10,319,531
1.50%, due 08/15/2026	25,000,000	24,801,769
2.25%, due 02/15/2027	20,000,000	20,870,703
2.25%, due 11/15/2027	10,000,000	10,462,500
		146,892,491

Total U.S. Treasury Obligations (Cost $155,811,382)		$161,322,270

HUSSMAN STRATEGIC TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (continued)

EXCHANGE-TRADED FUNDS - 3.8%	Shares	Value
Invesco CurrencyShares British Pound Sterling Trust (a)	20,000	$2,385,000
Invesco CurrencyShares Euro Currency Trust (a)	20,000	2,071,200
Invesco CurrencyShares Japanese Yen Trust (a)	1,000	87,950
Invesco CurrencyShares Swedish Krona Trust (a)	5,000	470,150
Invesco CurrencyShares Swiss Franc Trust (a)	5,000	463,100
iShares 1-3 Year International Treasury Bond ETF	1,000	77,780
iShares Gold Trust (a)	25,000	352,500
iShares International Treasury Bond ETF	2,000	100,940
SPDR Bloomberg Barclays International Treasury Bond ETF	2,000	57,400
SPDR Bloomberg Barclays Short Term International Treasury Bond ETF	1,000	30,290
SPDR FTSE International Government Inflation-Protected Bond ETF	1,000	54,705
SPDR Gold Shares (a)	5,000	694,350
United States Oil Fund, L.P. (a)	150,000	1,701,000
Total Exchange-Traded Funds (Cost $8,199,051)		$8,546,365

Total Investments at Value - 96.9% (Cost $206,239,107)		$216,333,795

HUSSMAN STRATEGIC TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (continued)

MONEY MARKET FUNDS - 2.9%	Shares	Value
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Class, 1.79% (b) (Cost $6,448,656)	6,448,656	$6,448,656

Total Investments and Money Market Funds at Value - 99.8% (Cost $212,687,763)		$222,782,451

Other Assets in Excess of Liabilities - 0.2%		493,001

Net Assets - 100.0%		$223,275,452

ADR - American Depositary Receipt.

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of September 30, 2019.

See accompanying notes to Schedules of Investments.

HUSSMAN STRATEGIC INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS
September 30, 2019 (Unaudited)

COMMON STOCKS - 79.0%	Shares	Value
Australia - 3.7%
Harvey Norman Holdings Ltd. (a)	70,000	$214,143
Super Retail Group Ltd. (a)	33,000	220,977
TPG Telecom Ltd. (a)	40,000	187,475
		622,595
Belgium - 1.7%
Bekaert S.A. (a)	4,000	114,719
Colruyt S.A. (a)	3,000	164,361
		279,080
Canada - 13.2%
Air Canada (b)	6,000	195,690
Great-West Lifeco, Inc.	10,000	240,103
IGM Financial, Inc.	7,000	198,770
Manulife Financial Corporation	10,000	183,417
Metro, Inc.	5,600	246,555
MTY Food Group, Inc.	5,000	239,272
Open Text Corporation	5,500	224,342
Power Corporation of Canada	10,400	239,580
Ritchie Bros. Auctioneers, Inc.	5,600	223,222
Royal Bank of Canada	3,000	243,356
		2,234,307
Denmark - 1.4%
Tryg A/S (a)	5,000	143,263
Vestas Wind Systems A/S (a)	1,200	93,101
		236,364
Finland - 0.6%
Tikkurila Oyj	7,200	106,266

France - 5.2%
Albioma S.A. (a)	8,000	209,130
Eutelsat Communications S.A. (a)	11,000	204,638
Ingenico Group S.A. (a)	2,500	243,684
Quadient SAS (a)	10,500	217,349
Television Francaise 1 (a)	1,000	8,779
		883,580
Germany - 0.9%
SAP SE - ADR	1,000	117,870
STRATEC SE	500	39,132
		157,002
Japan - 15.3%
Advantest Corporation (a)	5,000	222,913

HUSSMAN STRATEGIC INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 79.0% (continued)	Shares	Value
Japan - 15.3% (continued)
C.I. Takiron Corporation (a)	11,100	$64,663
IBJ, Inc. (a) (b)	9,000	96,323
Kanagawa Chuo Kotsu Company Ltd. (a)	6,500	231,820
Kato Works Company Ltd. (a)	4,500	79,067
Kurimoto Ltd. (a)	1,000	13,989
Marvelous, Inc. (a)	25,000	193,262
Nexyz Group Corporation (a)	4,000	71,288
Nihon Chouzai Company Ltd. (a)	5,000	172,036
NuFlare Technology, Inc. (a)	3,000	213,624
RAIZNEXT Corporation (a)	17,500	179,535
Rakuten, Inc. (a)	17,500	173,488
Sawai Pharmaceutical Company Ltd. (a)	4,000	206,966
SoftBank Group Corporation (a)	4,600	181,536
Takamiya Company Ltd. (a)	20,000	119,276
Towa Pharmaceutical Company Ltd. (a)	7,200	167,523
Toyota Motor Corporation (a)	3,000	201,501
		2,588,810
Netherlands - 2.0%
NN Group N.V. (a)	5,000	177,207
Randstad N.V. (a)	3,150	154,665
		331,872
Norway - 6.5%
Austevoll Seafood ASA (a)	19,000	180,440
Borregaard ASA (a)	16,800	179,247
Equinor ASA (a)	7,700	145,860
Gjensidige Forsikring ASA (a)	12,000	237,997
Grieg Seafood ASA (a)	15,000	183,618
Olav Thon Eiendomsselskap ASA (a)	11,000	174,639
		1,101,801
Portugal - 1.8%
EDP-Energias de Portugal S.A. (a)	50,000	194,057
Jeronimo Martins SGPS S.A. (a)	6,500	109,622
		303,679
Sweden - 12.7%
Clas Ohlson AB - B Shares	18,000	172,718
Granges AB (a)	21,000	214,325
Hennes & Mauritz AB - B Shares (a)	12,000	232,632
ICA Gruppen AB (a)	4,000	184,750
Intrum AB (a)	8,000	200,993
JM AB (a)	8,400	214,659
Mycronic AB (a)	12,500	154,653

HUSSMAN STRATEGIC INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 79.0% (continued)	Shares	Value
Sweden - 12.7% (continued)
New Wave Group AB - B Shares (a)	10,000	$56,960
Nordic Entertainment Group AB - Class B	5,000	118,254
Peab AB (a)	20,000	177,590
SKF AB - B Shares (a)	10,500	173,403
Telia Company AB (a)	55,000	246,063
		2,147,000
Switzerland - 3.9%
Adecco Group AG (a)	3,000	166,019
dormakaba Holding AG (a) (b)	150	96,745
Novartis AG (a)	2,000	173,579
Swiss Re AG (a)	2,100	219,129
		655,472
United Kingdom - 10.1%
Aggreko plc (a)	20,000	204,316
Ashtead Group plc (a)	5,600	155,740
Bovis Homes Group plc (a)	10,000	137,029
Burberry Group plc (a)	8,500	227,059
Dunelm Group plc	12,000	123,649
GlaxoSmithKline plc (a)	9,100	195,063
Next plc (a)	2,800	212,853
QinetiQ Group plc (a)	65,000	230,795
SThree plc	55,984	208,580
		1,695,084

Total Common Stocks (Cost $12,536,134)		$13,342,912

RIGHTS - 0.0% (c)	Shares	Value
Australia – 0.0% (c)
Harvey Norman Holdings Ltd. (b) (Cost $4,537)	4,117	$4,988

Total Investments at Value - 79.0% (Cost $12,540,671)		$13,347,900

HUSSMAN STRATEGIC INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS (continued)

MONEY MARKET FUNDS - 9.4%	Shares	Value
Northern Institutional Treasury Portfolio, 1.93% (d) (Cost $1,584,288)	1,584,288	$1,584,288

Total Investments and Money Market Funds at Value - 88.4% (Cost $14,124,959)		$14,932,188

Other Assets in Excess of Liabilities - 11.6%		1,967,970

Net Assets - 100.0%		$16,900,158

ADR - American Depositary Receipt.

(a)	Level 2 Security (Note 1).
(b)	Non-income producing security.
(c)	Percentage rounds to less than 0.1%.
(d)	The rate shown is the 7-day effective yield as of September 30, 2019.

See accompanying notes to Schedules of Investments.

HUSSMAN STRATEGIC INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS (continued)
September 30, 2019 (Unaudited)

Common Stocks by Sector/Industry	% of Net Assets
Communication Services - 6.8%
Diversified Telecommunication Services	2.6%
Entertainment	1.8%
Media	1.3%
Wireless Telecommunication Services	1.1%
Consumer Discretionary - 14.9%
Automobiles	1.2%
Diversified Consumer Services	0.6%
Hotels, Restaurants & Leisure	1.4%
Household Durables	2.1%
Internet & Direct Marketing Retail	1.0%
Multiline Retail	2.5%
Specialty Retail	4.4%
Textiles, Apparel & Luxury Goods	1.7%
Consumer Staples - 7.4%
Food & Staples Retailing	5.2%
Food Products	2.2%
Energy - 1.9%
Energy Equipment & Services	1.0%
Oil, Gas & Consumable Fuels	0.9%
Financials - 11.1%
Banks	1.4%
Capital Markets	1.2%
Insurance	8.5%
Health Care - 4.6%
Health Care Equipment & Supplies	0.2%
Pharmaceuticals	4.4%
Industrials - 16.5%
Aerospace & Defense	1.4%
Airlines	1.2%
Building Products	0.6%
Commercial Services & Supplies	3.7%
Construction & Engineering	1.0%
Electrical Equipment	0.5%
Machinery	1.5%
Professional Services	3.6%
Road & Rail	1.4%
Trading Companies & Distributors	1.6%

HUSSMAN STRATEGIC INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS (continued)

Common Stocks by Sector/Industry	% of Net Assets
Information Technology - 8.3%
Electronic Equipment, Instruments & Components	2.4%
Semiconductors & Semiconductor Equipment	2.6%
Software	2.0%
Technology Hardware, Storage & Peripherals	1.3%
Materials - 4.1%
Chemicals	2.1%
Metals & Mining	2.0%
Real Estate - 1.0%
Real Estate Management & Development	1.0%
Utilities - 2.4%
Electric Utilities	1.2%
Independent Power and Renewable Electricity Producers	1.2%
79.0%

See accompanying notes to Schedules of Investments.

HUSSMAN STRATEGIC INTERNATIONAL FUND
SCHEDULE OF FUTURES CONTRACTS SOLD SHORT
September 30, 2019 (Unaudited)

FUTURES CONTRACTS SOLD SHORT	Contracts	Expiration Date	Notional Amount	Value/Unrealized Depreciation*
FINANCIAL FUTURES
Mini MSCI EAFE Index Futures	140	12/20/2019	$13,288,800	$(17,321)

*	Includes cumulative appreciation (depreciation) of futures contracts from the date that contracts were opened through September 30, 2019.

The average monthly notional value of futures contracts sold short during the period ended September 30, 2019 was $13,131,067.

See accompanying notes to Schedules of Investments.

HUSSMAN INVESTMENT TRUST

NOTES TO SCHEDULES OF INVESTMENTS

September 30, 2019 (Unaudited)

1. Securities, Options and Futures Valuation

The portfolio securities of Hussman Strategic Growth Fund, Hussman Strategic Allocation Fund, Hussman Strategic Total Return Fund and Hussman Strategic International Fund (each, a “Fund,” and collectively, the “Funds”) are valued at market value as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally, 4:00 p.m. Eastern time) on each business day the NYSE is open. Securities listed on the NYSE or other exchanges, other than options, are valued on the basis of their last sale prices on the exchanges on which they are primarily traded. However, if the last sale price on the NYSE is different than the last sale price on any other exchange, the NYSE price will be used. If there are no sales on that day, the securities are valued at the last bid price on the NYSE or other primary exchange for that day. Securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price. If there are no sales on that day, the securities are valued at the last bid price as reported by NASDAQ. Securities traded in over-the-counter markets, other than NASDAQ quoted securities, are valued at the last sales price, or if there are no sales on that day, at the mean of the closing bid and ask prices. Securities traded on a foreign stock exchange are valued at their closing prices on the principal exchange where they are traded; however, on days when the value of securities traded on foreign stock exchanges may be materially affected by events occurring before the Funds’ pricing time, but after the close of the primary markets or exchanges on which such securities are traded, such securities typically will be valued at their fair value as determined by an independent pricing service approved by the Board of Trustees where such value is believed to reflect the market values of such securities as of the time of computation of the net asset values of the Funds. As a result, the prices of foreign securities used to calculate a Fund’s net asset value may differ from quoted or published prices for these securities. Values of foreign securities are translated from the local currency into U.S. dollars using prevailing currency exchange rates as of the close of the NYSE supplied by an independent pricing service.

Pursuant to procedures approved by the Board of Trustees, options traded on a national securities exchange are valued at prices between the closing bid and ask prices determined by Hussman Strategic Advisors, Inc. (the “Adviser”) to most closely reflect market value as of the time of computation of net asset value. As of September 30, 2019, all options held by Hussman Strategic Growth Fund and Hussman Strategic Allocation Fund have been valued in this manner. Options not traded on a national securities exchange or board of trade, but for which over-the-counter market quotations are readily available, are valued at the mean of their closing bid and ask prices. Futures contracts and options thereon, which are traded on commodities exchanges, are valued at their last sale prices as of the close of regular trading on the NYSE or, if not available, at the mean of their bid and ask prices.

Fixed income securities not traded or dealt in upon any securities exchange, but for which over-the-counter market quotations are readily available, generally are valued at the mean of their closing bid and ask prices. Fixed income securities may also be valued on the basis of prices provided by an independent pricing service. Debt securities with remaining maturities of 60 days or less may be valued at amortized cost if the Adviser, under the supervision of the Board of Trustees, determines that the amortized cost value of the security is fair value.

Investments representing shares of other open-end investment companies, other than shares of exchange-traded funds, are valued at their net asset values per share as reported by such companies.

In the event that market quotations are not readily available or are determined by the Adviser to not be reflective of fair market value due to market events or developments, securities and other financial instruments will be valued at fair value as determined by the Adviser in accordance with procedures adopted by the Board of Trustees. Such methods of fair valuation may include, but are not limited to: multiple of earnings, multiple of book value, discount from market of a similar freely traded security, purchase price of security, subsequent private transactions in the security or related securities, or a combination of these and other factors.

HUSSMAN INVESTMENT TRUST

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

•	Level 2 – quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among market makers.

•	Level 3 – model-derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

Option contracts purchased or written by Hussman Strategic Growth Fund and Hussman Strategic Allocation Fund are classified as Level 2 since they are valued using “other significant observable inputs” at prices between the closing bid and ask prices determined by the Adviser to most closely reflect market value. U.S. Treasury obligations held by Hussman Strategic Allocation Fund and Hussman Strategic Total Return Fund are classified as Level 2 since values are based on prices provided by an independent pricing service that utilizes various “other significant observable inputs,” including bid and ask quotations, prices of similar securities and interest rates, among other factors. Non-U.S. equity securities actively traded in foreign markets held by Hussman Strategic International Fund may be classified as Level 2 despite the availability of closing prices because such securities are typically valued at their fair value as determined by an independent pricing service.

As previously noted, the Trust uses an independent pricing service to determine the fair value of portfolio securities traded on a foreign securities exchange when the value of such securities may be materially affected by events occurring before a Fund’s pricing time, but after the close of the primary markets or exchanges on which such foreign securities are traded. These intervening events might be: country-specific (e.g., natural disaster, economic or political developments, interest rate change); issuer specific (e.g., earnings report, merger announcement); or U.S. markets-specific (such as a significant movement in the U.S. markets that is deemed likely to affect the value of foreign securities). The pricing service uses an automated system incorporating a model based on multiple parameters, including a security’s local closing price, relevant general and sector indices, currency fluctuations, trading in depositary receipts and futures, if applicable, and/or research valuations by its staff, in determining what it believes is the fair value of the securities. The frequency of use of this procedure depends on market events and thus cannot be predicted. However, the procedure may be utilized to a significant extent by Hussman Strategic International Fund.

Determining the fair value of portfolio securities involves reliance on judgment, and a security’s fair value may differ depending on the method used for determining value. With respect to a portfolio security that has been valued at fair value, there can be no assurance that a Fund could purchase or sell that security at a price equal to the fair value of such security used in calculating the Fund’s net asset value. Because of the inherent uncertainty in fair valuations and the various factors considered in determining fair value, there can be significant deviations between the fair value at which a portfolio security is being carried and the price at which it can be sold. Moreover, to the extent Hussman Strategic International Fund has significant holdings of foreign securities, fair valuation may be used more frequently than for the other Funds.

HUSSMAN INVESTMENT TRUST

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure the value of a particular security may fall into more than one level of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement of that security is determined to fall in its entirety is the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value each Fund’s investments and other financial instruments as of September 30, 2019 by security type:

Hussman Strategic Growth Fund
	Level 1	Level 2	Level 3	Total
Investments in Securities and
Money Market Funds:
Common Stocks	$294,519,913	$-	$-	$294,519,913
Put Option Contracts	-	5,498,000	-	5,498,000
Money Market Funds	162,013,274	-	-	162,013,274
Total Investments in Securities and
Money Market Funds	$456,533,187	$5,498,000	$-	$462,031,187

Other Financial Instruments:
Written Call Option Contracts	$-	$(179,958,025)	$-	$(179,958,025)
Total Other Financial Instruments	$-	$(179,958,025)	$-	$(179,958,025)

Hussman Strategic Allocation Fund
	Level 1	Level 2	Level 3	Total
Investments in Securities and
Money Market Funds:
Common Stocks	$3,332,907	$-	$-	$3,332,907
U.S. Treasury Obligations	-	2,974,493	-	2,974,493
Put Option Contracts	-	88,950	-	88,950
Money Market Funds	606,193	-	-	606,193
Total Investments in Securities and
Money Market Funds	$3,939,100	$3,063,443	$-	$7,002,543

Other Financial Instruments:
Written Call Option Contracts	$-	$(89,700)	$-	$(89,700)
Total Other Financial Instruments	$-	$(89,700)	$-	$(89,700)

Hussman Strategic Total Return Fund
	Level 1	Level 2	Level 3	Total
Investments in Securities and
Money Market Funds:
Common Stocks	$46,465,160	$-	$-	$46,465,160
U.S. Treasury Obligations	-	161,322,270	-	161,322,270
Exchange-Traded Funds	8,546,365	-	-	8,546,365
Money Market Funds	6,448,656	-	-	6,448,656
Total Investments in Securities and
Money Market Funds	$61,460,181	$161,322,270	$-	$222,782,451

HUSSMAN INVESTMENT TRUST

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

Hussman Strategic International Fund
	Level 1	Level 2	Level 3	Total
Investments in Securities and
Money Market Funds:
Common Stocks	$3,120,776	$10,222,136	$-	$13,342,912
Rights	4,988	-	-	4,988
Money Market Funds	1,584,288	-	-	1,584,288
Total Investments in Securities and
Money Market Funds	$4,710,052	$10,222,136	$-	$14,932,188

Other Financial Instruments:
Futures Contracts Sold Short	$(17,321)	$-	$-	$(17,321)
Total Other Financial Instruments	$(17,321)	$-	$-	$(17,321)

Each Fund’s Schedule of Investments identifies the specific securities (by type of security and sector and industry type or geographical region) that comprise that Fund’s holdings within the Level 1 and Level 2 categories shown in the tables above. The Funds did not have any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of or during the period ended September 30, 2019.

2. Investment Transactions

Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses on investments sold are determined on a specific identification basis.

3. Federal Income Tax

The following information is based upon the federal income tax cost of investment securities as of September 30, 2019:

				Hussman
	Hussman	Hussman	Hussman	Strategic
	Strategic	Strategic	Strategic Total	International
	Growth Fund	Allocation Fund	Return Fund	Fund
Cost of investments, money market funds and written option contracts	$283,943,141	$6,932,156	$214,884,719	$14,124,959
Gross unrealized appreciation	$28,242,070	$115,606	$10,692,149	$1,370,579
Gross unrealized depreciation	(30,112,049)	(134,919)	(2,794,417)	(563,350)
Net unrealized appreciation (depreciation)	$(1,869,979)	$(19,313)	$7,897,732	$807,229

The difference between the federal income tax cost of portfolio investments and the cost of portfolio investments on the Schedules of Investments for Hussman Strategic Growth Fund and Hussman Strategic Total Return Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are primarily due to losses deferred due to wash sales and adjustments to basis on publicly traded partnerships and grantor trusts.

4. Certain Investments and Associated Risks

The securities in which the Funds invest, as well as the risks associated with these securities and with the investment programs of the Funds, are described in each Fund’s Prospectus. Among these risks are those associated with investments in derivative instruments, investments in shares of money market funds, concentration of investments within a particular business sector and, in the case of Hussman Strategic International Fund, investments in foreign securities.

HUSSMAN INVESTMENT TRUST

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

Risks of Derivative Instruments – The purchase and sale of derivative instruments, including options and futures contracts, and other derivative transactions involve risks different from those involved with direct investments in securities and also require different skills from the Adviser in managing each Fund’s portfolio of investments. While utilization of options, futures contracts and similar instruments may be advantageous to the Funds, if the Adviser is not successful in employing such instruments in managing a Fund’s investments or in anticipating general market movements, the Fund’s performance will be worse than if the Fund did not make such investments. It is possible that there will be imperfect correlation, or even no correlation, between price movements of the investments held by the Funds and the options, futures or other derivative instruments used to hedge those investments. It is also possible that a Fund may be unable to close out or liquidate its hedges during unusual periods of illiquidity in the options, futures or other markets. In addition, a Fund will pay commissions and other costs in connection with its transactions in such instruments, which may increase its expenses and reduce its investment performance.

Investments in Money Market Funds – In order to maintain sufficient liquidity to implement investment strategies, or for temporary defensive purposes, each Fund may at times invest a significant portion of its assets in shares of money market funds. As of September 30, 2019, Hussman Strategic Growth Fund had 58.0% of the value of its net assets invested in shares of a money market fund registered under the Investment Company Act of 1940. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. While investor losses in money market funds have been rare, they are possible. The Funds incur additional indirect expenses due to acquired fund fees and expenses to the extent they invest in shares of money market funds.

Sector Risk – If a Fund has significant investments in securities of issuers in industries within a particular business sector, any development generally affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. This may increase the risk of loss of an investment in a Fund and increase the volatility of a Fund’s net asset value per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector and therefore the value of a Fund’s portfolio could be adversely affected if it has significant holdings of securities of issuers in that sector. As of September 30, 2019, Hussman Strategic Growth Fund 20.4% of the value of its net assets invested in stocks within the Information Technology sector.

Foreign Investment Risk – Compared with investing in the United States, investing in foreign markets involves a greater degree and variety of risks. Investors in foreign markets may face delayed settlements, currency controls and adverse economic developments as well as higher overall transaction costs. In addition, fluctuations in the U.S. dollar’s value versus other currencies may erode or reverse gains from investments denominated in foreign currencies or increase losses. Foreign governments may expropriate assets, impose capital or currency controls, impose punitive taxes, impose limits on ownership or nationalize a company or industry. Any of these actions could have a severe effect on securities prices and impair an investor’s ability to bring its capital or income back to the U.S. Exchange rate fluctuations also may impair a foreign issuer’s ability to repay U.S. dollar denominated debt, thereby increasing credit risk associated with investment in such debt. The values of foreign securities may be affected by incomplete, less frequent or inaccurate financial information about their issuers, social upheavals or political actions ranging from tax code changes to government collapse. Foreign companies may also receive less coverage than U.S. companies by market analysts and may be subject to reporting standards or regulatory requirements that differ from those applicable to U.S. companies.

HUSSMAN INVESTMENT TRUST

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

As of September 30, 2019, investments by Hussman Strategic International Fund in issuers in the United Kingdom (the “UK”) represented 12.7% of the value of its stock portfolio and investments by the Fund in issuers in countries within the European Union (the “EU”), including the UK, represented 46.0% of the value of its stock portfolio. EU member countries that use the Euro as their currency (so-called Eurozone countries) lack the ability to implement an independent monetary policy and may be significantly affected by requirements that limit their fiscal options. Since the global economic crisis in 2008, some of these countries have depended on, and may continue to depend on, assistance from others such as the European Central Bank and other governments or institutions, and failure to implement reforms as a condition of assistance may have negative long-term effects for the economies of those countries and other European countries. In June 2016, voters in the UK approved a referendum calling for the exit of the UK from the EU (a process commonly referred to as “Brexit”). There presently is considerable uncertainty regarding the impact of Brexit on the economies and financial markets of the UK and of EU and other European countries, and following Brexit, there may be an extended period of political and economic uncertainty and market volatility in the UK, the EU, other European countries and globally, which may adversely impact the prices and liquidity of securities held by Hussman Strategic International Fund.

As of September 30, 2019, Hussman Strategic International Fund had 19.4% of the value of its stock portfolio invested in stocks of companies domiciled in Japan. At times, the Japanese economy has been negatively affected by government intervention and protectionism, an unstable financial services sector, a heavy reliance on international trade and natural disasters. These factors, as well as other adverse political developments, increases in government debt, and changes to fiscal monetary or trade policies, may negatively affect Japanese markets and the prices of stocks of Japanese companies.

Item 2. Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Hussman Investment Trust

By (Signature and Title)*		/s/ John P. Hussman
John P. Hussman, President

Date	October 31, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ John P. Hussman
John P. Hussman, President

Date	October 31, 2019

By (Signature and Title)*		/s/ Mark J. Seger
Mark J. Seger, Treasurer

Date	October 31, 2019

*	Print the name and title of each signing officer under his or her signature.